Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Class A common stock reflected in the condensed balance sheets
Gross proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(15,438,750)
Class A common stock issuance costs	(18,534,129)
Plus:
Accretion of carrying value to redemption value	33,972,879
Class A common stock subject to possible redemption	$345,000,000

Schedule of basic and diluted net income (loss) per common share
	Year Ended December 31, 2021		For the Period from November 5, 2020 (Inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income (loss), as adjusted	$4,941,301	$1,397,980	$—	$(1,000)
Denominator:
Basic and diluted weighted average shares outstanding	29,963,014	8,477,055	—	7,500,000
Basic and diluted net income per common share	$0.16	$0.16	$—	$0.00